DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 22, 2024	Dec. 31, 2023	Nov. 10, 2022	Feb. 17, 2022
Debt Instrument [Line Items]
Total debt (gross)	$ 1,321,689		$ 1,066,647
Deferred finance charges	(15,814)		(5,563)
Total debt	1,305,875		1,061,084
CoolCo
Debt Instrument [Line Items]
Total debt (gross)	1,321,689		987,194
CoolCo | Sale and Leaseback financing
Debt Instrument [Line Items]
Total debt (gross)	179,479		0
Line of credit | Senior Secured Revolving Credit Facility | Secured debt
Debt Instrument [Line Items]
Debt instrument, face amount					$ 570,000
Line of credit | Upsized term loan facility | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 200,000
Line of credit | Term loan facility | Secured debt
Debt Instrument [Line Items]
Debt instrument, face amount				$ 520,000
Line of credit | Variable interest entity | Golar Kelvin facility
Debt Instrument [Line Items]
Total debt (gross)	0		64,758
Line of credit | Variable interest entity | Golar Ice facility
Debt Instrument [Line Items]
Total debt (gross)	0		14,695
Line of credit | CoolCo | Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Total debt (gross)	447,191		485,303
Line of credit | CoolCo | Upsized term loan facility
Debt Instrument [Line Items]
Total debt (gross)	623,152		461,891
Line of credit | CoolCo | Newbuild Vessel pre-delivery facility
Debt Instrument [Line Items]
Total debt (gross)	$ 71,867		$ 40,000